Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
7. RELATED PARTY TRANSACTIONS
Related Party Aircraft Charter Agreement
In 2019, the Compa
n
y entered into an aircraft charter arrangement with its former Executive Chairman of the board of directors and Legacy Nikola’s former Chief Executive Officer to reimburse him for the flight hours incurred for Company use on his personal aircraft. These flight hours were related to business travel by the former Executive Chairman and other members of the executive team to business meetings and trade conferences, as well as the former Executive Chairman’s commute between the Company’s headquarters in Phoenix, Arizona, and his residence in Utah. The aircraft charter arrangement was terminated effective October 2020 and there are no such amounts to report subsequent to the termination date. During the three months ended March 31, 2020, the Company recognized expense of $0.2 million for the business use of the aircraft.
Related Party Income
During the three months ended March 31, 2020, the Company recorded an immaterial amount for the provision of solar installation services to the former Executive Chairman, which were billed on a time and materials basis. Solar installation services were terminated effective October 2020 and there are no such amounts to report subsequent to the termination date.
Related Party Redemption of Common Stock
Immediately following the Business Combination, pursuant to a redemption agreement, the Company redeemed 7,000,000 shares of common stock from M&M Residual at a purchase price of $10.00 per share, payable in immediately available funds. The number of shares to be redeemed and the redemption price were determined and agreed upon during negotiations between the various parties to the Business Combination, including the former Executive Chairman and representatives of VectoIQ, Legacy Nikola and the Subscribers.
Former Related Party License and Service Agreements
In September 2019, the Company entered into a Master Industrial Agreement (“CNHI Services Agreement”) and
S-WAY
Platform and Product Sharing Agreement (“CNHI License Agreement”) with CNH Industrial N.V. (“CNHI”) and Iveco S.p.A (“Iveco”), a former related party, in conjunction with the Company’s Series D redeemable convertible preferred stock offering. Under these agreements, CNHI and Iveco were issued 25,661,448 shares of Legacy Nikola Series D redeemable convertible preferred stock in exchange for an intellectual property license valued at $50.0 million, $100.0 million in-kind
services and $100.0 million in cash.
During the three months ended March 31, 2020, the Company issued 2,052,917 shares of Series D redeemable convertible preferred stock to Iveco, in exchange for $20.0 million of prepaid in-kind
services. During the three months ended March 31, 2021 and 2020, $12.9 million and $6.7 million, respectively, of in-kind
services were recognized in research and development on the consolidated statements of operations. As of March 31, 2021 and December 31, 2020, $33.4 million and $46.3 million prepaid in-kind
services, respectively, were reflected on the consolidated balance sheets.
As of June 3, 2020, Iveco was no longer considered a related party under ASC 850.
Former Related Party Research and Development
During the three months ended March 31, 2020, the Company recorded research and development expenses of $0.9 million from a former related party. As of June 3, 2020, the entity was no longer considered a related party and as a result there are no such amounts to report for the three months ended March 31, 2021.
Former Related Party Stock Repurchase
In March 2020, the Company entered into a letter agreement with Nimbus in which Nimbus agreed to terminate the Nimbus redemption letter agreement dated August 3, 2018. Concurrently, the Company entered into an agreement with Nimbus, whereby the Company agreed to repurchase 2,850,930 shares of Series B preferred stock from Nimbus at a share price of $8.77 for an aggregate repurchase price of $25.0 million. The parties agreed that the repurchase price constituted the price that Nimbus would otherwise be entitled to under the Nimbus redemption letter agreement. The number of shares to be repurchased was negotiated by the Company and Nimbus as a mechanism to compensate Nimbus for agreeing to relinquish its previous redemption rights granted in the Nimbus redemption letter agreement.
The repurchase was contingent on completion of the Business Combination which occurred during the second quarter of 2020 and the Company repurchased the shares in conjunction with the closing of the Business Combination (see Note 3,
Business Combination
).
As of June 3, 2020, Nimbus was no longer considered a related party.

8. Related Party Transactions
Related Party Aircraft Charter Agreement
In 2019, the Company entered into an aircraft charter arrangement with the Company’s former Executive Chairman of the board of directors of the Company and Legacy Nikola’s former Chief Executive Officer to reimburse him for the flight hours incurred for Company use on his personal aircraft. These flight hours were related to business travel by the former Executive Chairman and other members of the executive team to business meetings and trade conferences, as well as the former Executive Chairman’s commute between the Company’s headquarters in Phoenix, Arizona, and his residence in Utah. The Company recognized expenses of $1.6 million, $0.2 million and zero for the years ended December 31, 2020, 2019 and 2018, respectively, for the business use of the aircraft. As of December 31, 2020 and 2019 the Company had zero and $0.03 million, respectively, outstanding in accounts payable and accrued expenses to the former Executive Chairman for the business use of the aircraft. The aircraft charter arrangement was terminated effective October 2020.
Related Party Income and Accounts Receivable
During 2020, 2019 and 2018 the Company recorded immaterial amounts for the provision of solar installation services to the former Executive Chairman, which are billed on time and materials basis. As of December 31, 2020 and 2019, the Company had zero and $0.05 million, respectively, outstanding in accounts receivable related to solar installation services to the former Executive Chairman. Solar installation services were terminated effective October 2020.
Related Party Stock Options
In December 2018, the former Executive Chairman issued 6,005,139 performance-based stock options to recognize the performance and contribution of specific employees, including certain executive officers, pursuant to Legacy Nikola’s Founder Stock Option Plan (the “Founder Stock Option Plan”). The underlying common stock of these option awards are owned by M&M Residual, a Nevada limited liability company that is wholly-owned by the former Executive Chairman and are considered to be issued by the Company for accounting purposes. These performance-based stock options vest based on the Company’s achievement of a liquidation event, such as a private sale or an initial public offering on a U.S. stock exchange. An additional award of 180,153 shares was made under the plan in May 2020, to replace a forfeited grant. The performance conditions were met upon the closing of the Business Combination and the Company recognized stock-based compensation expense related to these option awards for $7.2 million in June 2020. As of December 31, 2020 the weighted average exercise price per share is $1.39, the weighted-average grant date fair value is $1.20 per share, and the weighted-average remaining contractual term is 6.42 years for these performance-based stock options.
Related Party Stock Repurchase and Redemption of Common Stock
In November 2018, the Company repurchased 983,699 shares of Series B redeemable convertible preferred stock from the former Executive Chairman at $4.23 per share for a total purchase price of $4.2 million. The repurchased redeemable convertible preferred stock was retired immediately thereafter. The payment of $4.2 million was net against the former Executive Chairman’s $2.5 million promissory note with the Company. The former Executive Chairman also paid $0.3 million interest on the promissory note, therefore, the net payment to the former Executive Chairman was $1.4 million.
Immediately following the Business Combination, pursuant to a redemption agreement, the Company redeemed 7,000,000 shares of common stock from M&M Residual at a purchase price of $10.00 per share, payable in immediately available funds. The number of shares to be redeemed and the redemption price were determined and agreed upon during negotiations between the various parties to the Business Combination, including the former Executive Chairman and representatives of VectoIQ, Legacy Nikola and the Subscribers.
Former Related Party License and Service Agreements
In September 2019, the Company entered into a Master Industrial Agreement (“CNHI Services Agreement”) and
S-WAY
Platform and Product Sharing Agreement (“CNHI License Agreement”) with CNH Industrial N.V. (“CNHI”) and Iveco S.p.A (“Iveco”), a former related party, in conjunction with the Company’s Series D redeemable convertible preferred stock offering. Under these agreements, CNHI and Iveco were issued 25,661,448 shares of Legacy Nikola Series D redeemable convertible preferred stock in exchange for an intellectual property license valued at $50.0 million, $100.0 million in-kind
services and $100.0 million in cash.
During 2019, the Company issued 5,953,515 shares of Series D redeemable convertible preferred stock to Iveco in exchange for the licensed Iveco technology and $8.0 million of prepaid in-kind
services. Additionally, the Company issued 5,132,291 Series D preferred redeemable convertible preferred shares in exchange for $50.0 million in cash.
During 2020, the Company issued 9,443,353 shares of Series D redeemable convertible preferred stock, to Iveco, in exchange for $92.0 million of prepaid in-kind
services. Additionally, the Company issued 5,132,289 shares of Series D redeemable convertible preferred stock to Iveco in exchange for $50.0 million in cash.
During 2020 and 2019, the Company recognized $45.7 million and $8.0 million of in-kind
services in research and development on the consolidated statements of operations, respectively. As of December 31, 2020 and 2019, $46.3 million and zero prepaid in-kind
services were reflected on the consolidated balance sheets, respectively.
As of June 3, 2020, Iveco was no longer considered a related party under ASC 850.

Former Related Party Research and Development and Accounts Payable
During 2020, 2019, and 2018 the Company recorded research and development expenses of $15.1 million, $14.1 million and zero, respectively, from a former related party. As of December 31, 2020, the Company had $2.8 million of accounts payable due to the former related party and $0.8 million in accrued expenses due to the former related party. As of December 31, 2019, the Company had $0.6 million of accounts payable due to the former related party and $0.5 million of accrued expenses due to the former related party.
As of June 3, 2020, the entity is no longer considered a related party.
Former Related Party Stock Repurchase
In August 2018, concurrently with the Series C preferred stock financing, the Company entered into the Nimbus Redemption Letter Agreement with Nimbus, a former related party. Pursuant to the terms of the Nimbus Redemption Letter Agreement, Nimbus received the right but not the obligation to sell back to the Company its shares of Series B preferred stock and Series C preferred stock, with any such repurchases applying first to Series B preferred stock, in an amount equal to the value of up to five percent (5%) of the aggregate size of each of Nikola’s subsequent equity financing rounds. The shares elected to be repurchased by Nimbus were to be purchased by the Company at a share price equal to 90% of the share price in the applicable subsequent financing round.
In September 2019, in contemplation of the Company’s proposed Series D preferred stock financing, the Company entered into an amendment of the letter agreement by and between the Company and Nimbus, dated August 3, 2018 (the “Nimbus Redemption Letter Agreement” and as amended, the “Nimbus Amendment”). Pursuant to the terms of the Amendment and the Nimbus Repurchase Agreement, the Company agreed to repurchase 3,575,750 shares of Series B redeemable convertible preferred stock held by Nimbus, a former related party, at the share price of $8.77 which is equal to 90% of the share price in the Series D redeemable convertible preferred stock financing of $9.74 per share. The number of shares to be repurchased exceeded five percent (5%) of the contemplated Series D round of financing. This was negotiated by the Company in order to reduce the total number of shares of Series B redeemable convertible preferred stock held by Nimbus, to such an extent that Nimbus would no longer be entitled to elect a member to the Company’s board of directors as a result of Nimbus’ Series B preferred stock holdings. The repurchase was completed in October 2019, for an aggregate repurchase amount of $31.4 million. The Amendment also provided Nimbus with additional redemption rights based on various capital raise thresholds, none of which were met as of December 31, 2019.
In March 2020, the Company entered into an additional letter agreement with Nimbus in which Nimbus agreed to terminate the Nimbus Redemption Letter Agreement. Concurrently, the Company entered into an agreement with Nimbus, whereby the Company agreed to repurchase an additional 2,850,930 shares of Series B preferred stock from Nimbus at a share price of $8.77 for an aggregate repurchase price of $25.0 million. The parties agreed that the repurchase price constituted the price that Nimbus would otherwise be entitled to under the Nimbus Redemption Letter Agreement. The number of shares to be repurchased was negotiated by the Company and Nimbus as a mechanism to compensate Nimbus for agreeing to relinquish its previous redemption rights granted in the Nimbus Redemption Letter Agreement.
The repurchase was contingent on completion of the Business Combination which occurred during the quarter ending June 30, 2020, and the Company repurchased the shares in conjunction with the closing of the Business Combination. The Company recorded a reduction to additional paid in capital for the repurchase price in excess of the carrying value of the redeemable convertible preferred stock of $13.4 million. The carrying value of the shares repurchased were recorded as a reduction to redeemable convertible preferred stock, which has been retrospectively adjusted in the consolidated statements of stockholders’ equity to reflect the Company’s equity structure for all periods presented. For the computation of net loss per share for the year ended December 31, 2020, the repurchase price in excess of the carrying value of the redeemable convertible preferred stock of $13.4 million is reflected as a decrease to net loss attributable to common stockholders (see Note 15,
Net Loss per Share
).
As of June 3, 2020, Nimbus is no longer considered a related party.